EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
The Catalyst Group Entertainment Llc [Member]
EQUITY		NOTE 4 – EQUITY The Company operates as a limited liability company. As of December 31, 2021 and December 31, 2020, the balance of the Members’ Deficit was $4,726 and $4,726.
Iqi Media Inc [Member]
EQUITY		NOTE 4 – EQUITY The Company operates as a Sub-Chapter S corporation. As of December 31, 2021 and December 31, 2020, the balance of the Members’ Deficit was $59,142 and $34,028.
Winvest Group Ltd [Member]
EQUITY

NOTE 5 – EQUITY

Common Stock

As of June 30, 2022, the Company had 4,500,000,000 authorized shares of Common Stock with a par value of $0.001. As of June 30, 2022, and December 31, 2021 there were 17,411,217 and 16,510,563 shares of Common Stock issued and outstanding, respectively.

Preferred Stock

As of June 30, 2022 the Company has authorized 300,000,000 shares of Preferred Series A Stock. As of June 30, 2022 and December 31, 2021 there were 227,838,680 and 227,838,680 Preferred Series A shares issued and outstanding, respectively. Each share of preferred stock is convertible to 50 shares of common stock.